INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interests in subsidiaries [Abstract]
Schedule of Investment in Subsidiary Undertakings of the Bank

	2021	2020
	£m	£m
At 1 January	33,353	34,084
Additions and capital injections	11	1,055
Capital contributions	36	33
Capital repayments	(2,576)	(1,801)
Disposals	(236)	(18)
At 31 December	30,588	33,353